Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Exchange-Traded Funds–47.60%
Invesco MSCI EAFE Income Advantage ETF(b)	2,110,000	$101,424,535
Invesco QQQ Income Advantage ETF(b)	1,900,000	96,322,020
Invesco S&P 500 Equal Weight Income Advantage ETF(b)	4,590,000	235,097,505
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	173,000	15,665,150
Total Exchange-Traded Funds (Cost $437,518,679)		448,509,210
Principal Amount
U.S. Treasury Securities–27.24%
U.S. Treasury Bills–0.10%
4.23%, 05/29/2025(d)(e)	$975,000	962,012
U.S. Treasury Bonds–13.55%
5.25%, 11/15/2028	400,000	413,219
4.75%, 11/15/2053	128,700,000	127,232,015
		127,645,234
U.S. Treasury Notes–13.59%
5.00%, 09/30/2025	12,000,000	12,053,645
0.38%, 12/31/2025	7,750,000	7,486,861
4.88%, 04/30/2026	1,000,000	1,007,734
4.63%, 06/30/2026	2,500,000	2,514,014
1.25%, 12/31/2026	14,300,000	13,533,889
4.50%, 04/15/2027	24,200,000	24,345,105
2.63%, 05/31/2027	1,050,000	1,013,414
4.63%, 06/15/2027	1,800,000	1,816,734
0.63%, 12/31/2027	5,000,000	4,510,449
2.88%, 05/15/2028	25,500,000	24,426,211
3.75%, 12/31/2028	6,000,000	5,881,524
4.63%, 04/30/2029	22,700,000	22,969,119
4.25%, 06/30/2029	2,500,000	2,492,725
4.38%, 12/31/2029	4,000,000	4,007,813
		128,059,237
Total U.S. Treasury Securities (Cost $268,048,911)		256,666,483
U.S. Dollar Denominated Bonds & Notes–19.10%
Advertising–0.08%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(f)	220,000	208,589
Belo Corp., 7.25%, 09/15/2027	573,000	591,600
		800,189
Aerospace & Defense–0.16%
Boeing Co. (The),
2.75%, 02/01/2026	119,000	116,565
2.25%, 06/15/2026	59,000	56,924
2.80%, 03/01/2027	900,000	861,463
Moog, Inc., 4.25%, 12/15/2027(f)	500,000	480,845
		1,515,797
Principal Amount		Value
Agricultural & Farm Machinery–0.31%
CNH Industrial Capital LLC,
4.55%, 04/10/2028	$155,000	$153,494
5.10%, 04/20/2029	200,000	201,019
John Deere Capital Corp.,
4.85%, 03/05/2027	190,000	191,559
2.35%, 03/08/2027	760,000	728,358
4.95%, 07/14/2028(c)	620,000	628,170
4.50%, 01/16/2029	200,000	198,871
Titan International, Inc., 7.00%, 04/30/2028(c)	850,000	844,150
		2,945,621
Agricultural Products & Services–0.07%
Darling Ingredients, Inc., 5.25%, 04/15/2027(f)	622,000	618,753
Air Freight & Logistics–0.08%
Rand Parent LLC, 8.50%, 02/15/2030(f)	687,000	713,065
Alternative Carriers–0.07%
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(f)	280,000	253,662
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(f)	408,000	385,424
		639,086
Aluminum–0.02%
Novelis Corp., 3.25%, 11/15/2026(f)	156,000	150,887
Apparel Retail–0.16%
Foot Locker, Inc., 4.00%, 10/01/2029(f)	200,000	171,777
Gap, Inc. (The),
3.63%, 10/01/2029(c)(f)	545,000	496,304
3.88%, 10/01/2031(f)	290,000	254,571
Ross Stores, Inc., 0.88%, 04/15/2026	190,000	181,695
Victoria’s Secret & Co., 4.63%, 07/15/2029(c)(f)	412,000	378,913
		1,483,260
Apparel, Accessories & Luxury Goods–0.01%
Tapestry, Inc., 4.13%, 07/15/2027	59,000	57,990
Application Software–0.12%
Cloud Software Group, Inc., 9.00%, 09/30/2029(c)(f)	584,000	598,554
Open Text Holdings, Inc. (Canada),
4.13%, 02/15/2030(f)	320,000	293,640
4.13%, 12/01/2031(f)	257,000	230,578
		1,122,772
Asset Management & Custody Banks–0.06%
Acadian Asset Management, Inc., 4.80%, 07/27/2026	400,000	395,950
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Ares Capital Corp., 2.88%, 06/15/2028	$110,000	$101,816
Legg Mason, Inc., 4.75%, 03/15/2026	59,000	59,087
		556,853
Automobile Manufacturers–0.38%
American Honda Finance Corp., 2.35%, 01/08/2027	95,000	91,059
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	500,000	510,850
6.80%, 05/12/2028	300,000	310,983
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(f)	212,000	204,678
PACCAR Financial Corp.,
5.05%, 08/10/2026	200,000	201,840
4.60%, 01/31/2029	230,000	229,742
Toyota Motor Corp. (Japan), 5.12%, 07/13/2028	460,000	468,261
Toyota Motor Credit Corp.,
5.40%, 11/20/2026	230,000	233,918
3.20%, 01/11/2027	100,000	97,632
1.15%, 08/13/2027	300,000	276,131
4.65%, 01/05/2029(c)	500,000	499,106
3.65%, 01/08/2029	460,000	442,297
		3,566,497
Automotive Parts & Equipment–0.31%
ANGI Group LLC, 3.88%, 08/15/2028(f)	330,000	297,464
Dana, Inc., 4.50%, 02/15/2032	283,000	266,719
IHO Verwaltungs GmbH (Germany),
7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(f)(g)	500,000	490,336
8.75% PIK Rate, 8.00% Cash Rate, 11/15/2032(f)(g)	200,000	200,292
Tenneco, Inc., 8.00%, 11/17/2028(c)(f)	964,000	921,156
United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	327,000	322,722
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(f)	200,000	201,671
7.13%, 04/14/2030(f)	200,000	200,142
		2,900,502
Automotive Retail–0.12%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	560,000	505,077
AutoNation, Inc., 1.95%, 08/01/2028	550,000	495,766
Sonic Automotive, Inc., 4.63%, 11/15/2029(f)	180,000	169,714
		1,170,557
Biotechnology–0.08%
AbbVie, Inc.,
2.95%, 11/21/2026	570,000	555,275
4.80%, 03/15/2029	230,000	230,451
		785,726
Principal Amount		Value
Broadcasting–0.21%
AMC Networks, Inc., 10.25%, 01/15/2029(f)	$300,000	$320,535
Gray Media, Inc., 10.50%, 07/15/2029(f)	500,000	523,839
Paramount Global,
3.70%, 06/01/2028	125,000	119,001
6.38%, 03/30/2062(c)(h)	719,000	701,511
Univision Communications, Inc., 8.50%, 07/31/2031(f)	300,000	301,591
		1,966,477
Broadline Retail–0.35%
Amazon.com, Inc., 3.30%, 04/13/2027	150,000	146,781
GrubHub Holdings, Inc., 5.50%, 07/01/2027(f)	289,000	269,130
Kohl’s Corp., 4.63%, 05/01/2031	700,000	560,968
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(c)(f)	410,000	394,730
6.70%, 07/15/2034(f)	437,000	370,999
Nordstrom, Inc., 6.95%, 03/15/2028(c)	400,000	411,926
QVC, Inc., 6.88%, 04/15/2029(f)	138,000	115,235
Rakuten Group, Inc. (Japan),
11.25%, 02/15/2027(f)	635,000	694,800
9.75%, 04/15/2029(f)	350,000	382,916
		3,347,485
Building Products–0.34%
Adams Homes, Inc., 9.25%, 10/15/2028(f)	285,000	298,052
Builders FirstSource, Inc., 4.25%, 02/01/2032(f)	310,000	279,747
JELD-WEN, Inc., 4.88%, 12/15/2027(c)(f)	651,000	627,859
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(c)(f)	840,000	801,714
Standard Industries, Inc.,
4.75%, 01/15/2028(c)(f)	567,000	552,060
4.38%, 07/15/2030(f)	669,000	621,738
		3,181,170
Cable & Satellite–0.91%
Cable One, Inc., 4.00%, 11/15/2030(f)	350,000	286,443
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 03/01/2030(f)	720,000	667,359
4.25%, 02/01/2031(f)	750,000	665,858
4.50%, 05/01/2032	755,000	655,401
4.50%, 06/01/2033(c)(f)	490,000	416,207
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.25%, 01/15/2029	230,000	204,003
Comcast Corp.,
3.30%, 04/01/2027	230,000	223,968
5.35%, 11/15/2027(c)	300,000	306,219
4.55%, 01/15/2029	200,000	198,449
CSC Holdings LLC,
11.75%, 01/31/2029(f)	360,000	358,456
5.75%, 01/15/2030(f)	452,000	262,799
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Cable & Satellite–(continued)
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027(c)(f)	$980,000	$971,099
Discovery Communications LLC, 3.95%, 03/20/2028	300,000	286,182
DISH DBS Corp.,
7.75%, 07/01/2026	413,000	361,487
5.75%, 12/01/2028(f)	380,000	329,927
DISH Network Corp., 11.75%, 11/15/2027(f)	530,000	560,046
LCPR Senior Secured Financing DAC (Puerto Rico),
6.75%, 10/15/2027(f)	682,000	624,757
5.13%, 07/15/2029(f)	325,000	264,364
Scripps Escrow, Inc., 5.88%, 07/15/2027(f)	430,000	361,501
Sirius XM Radio LLC, 4.00%, 07/15/2028(f)	400,000	374,370
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(f)	200,000	177,555
		8,556,450
Cargo Ground Transportation–0.02%
Ryder System, Inc., 5.65%, 03/01/2028	150,000	153,600
Casinos & Gaming–0.27%
International Game Technology PLC,
4.13%, 04/15/2026(f)	227,000	224,792
6.25%, 01/15/2027(f)	241,000	244,498
Melco Resorts Finance Ltd. (Hong Kong),
5.25%, 04/26/2026(f)	310,000	308,101
5.75%, 07/21/2028(f)	319,000	305,506
MGM China Holdings Ltd. (Macau), 4.75%, 02/01/2027(f)	446,000	437,837
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(f)	501,000	499,349
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(c)(f)	520,000	502,167
		2,522,250
Commercial & Residential Mortgage Finance–0.04%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(c)(f)	357,000	340,844
Commercial Printing–0.07%
R.R. Donnelley & Sons Co., 9.50%, 08/01/2029(f)	600,000	618,367
Commodity Chemicals–0.06%
Methanex Corp. (Canada), 5.13%, 10/15/2027	540,000	531,964
Communications Equipment–0.13%
Viasat, Inc.,
5.63%, 04/15/2027(c)(f)	885,000	860,225
6.50%, 07/15/2028(f)	277,000	236,111
Viavi Solutions, Inc., 3.75%, 10/01/2029(f)	190,000	173,024
		1,269,360
Principal Amount		Value
Computer & Electronics Retail–0.06%
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029	$600,000	$597,065
Construction & Engineering–0.06%
AECOM, 5.13%, 03/15/2027	530,000	527,411
Construction Machinery & Heavy Transportation Equipment– 0.07%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	130,000	119,808
Trinity Industries, Inc., 7.75%, 07/15/2028(f)	350,000	364,259
Wabtec Corp., 3.45%, 11/15/2026	135,000	131,926
		615,993
Construction Materials–0.13%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(f)	277,000	272,348
Eco Material Technologies, Inc., 7.88%, 01/31/2027(f)	322,000	327,787
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(f)	600,000	640,183
		1,240,318
Consumer Electronics–0.01%
Tyco Electronics Group S.A. (Switzerland), 3.13%, 08/15/2027	75,000	72,345
Consumer Finance–0.67%
Ally Financial, Inc., 6.99%, 06/13/2029(c)(h)	500,000	524,690
American Express Co.,
1.65%, 11/04/2026	330,000	313,902
3.30%, 05/03/2027	130,000	126,412
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(f)	335,000	361,518
Discover Bank,
3.45%, 07/27/2026	550,000	539,163
4.65%, 09/13/2028	500,000	493,054
General Motors Financial Co., Inc.,
5.40%, 04/06/2026	460,000	463,079
1.50%, 06/10/2026	61,000	58,361
2.40%, 10/15/2028	230,000	209,523
5.80%, 01/07/2029	500,000	509,428
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(f)	240,000	246,835
Navient Corp.,
5.00%, 03/15/2027	210,000	206,487
5.50%, 03/15/2029(c)	713,000	684,186
5.63%, 08/01/2033	290,000	256,214
OneMain Finance Corp.,
7.13%, 03/15/2026	242,000	246,985
3.50%, 01/15/2027	635,000	611,410
PRA Group, Inc., 8.38%, 02/01/2028(f)	441,000	454,581
		6,305,828
Copper–0.01%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	75,000	75,061
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Data Processing & Outsourced Services–0.08%
Concentrix Corp.,
6.65%, 08/02/2026	$230,000	$234,954
6.60%, 08/02/2028(c)	500,000	517,784
		752,738
Distillers & Vintners–0.01%
Constellation Brands, Inc., 3.70%, 12/06/2026	117,000	115,038
Distributors–0.02%
Resideo Funding, Inc., 4.00%, 09/01/2029(f)	250,000	230,392
Diversified Banks–1.87%
Banco Santander S.A. (Spain), 4.18%, 03/24/2028(h)	200,000	196,558
Bank of America Corp.,
4.45%, 03/03/2026	100,000	99,749
1.73%, 07/22/2027(h)	630,000	602,947
5.93%, 09/15/2027(h)	300,000	305,505
3.71%, 04/24/2028(h)	230,000	224,482
3.59%, 07/21/2028(h)	400,000	388,320
3.42%, 12/20/2028(h)	460,000	441,744
4.27%, 07/23/2029(h)	570,000	557,606
Series L, 4.18%, 11/25/2027	100,000	98,531
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	920,000	909,976
Citigroup, Inc.,
1.12%, 01/28/2027(h)	110,000	106,143
1.46%, 06/09/2027(h)	140,000	133,921
Comerica, Inc., 4.00%, 02/01/2029(c)	500,000	476,733
Freedom Mortgage Corp., 6.63%, 01/15/2027(f)	300,000	301,450
HSBC Holdings PLC (United Kingdom),
1.59%, 05/24/2027(h)	400,000	383,847
5.21%, 08/11/2028(h)	920,000	925,024
4.58%, 06/19/2029(h)	1,060,000	1,041,924
Huntington National Bank (The), 4.55%, 05/17/2028(h)	250,000	248,174
ING Groep N.V. (Netherlands), 1.73%, 04/01/2027(c)(h)	460,000	444,035
JPMorgan Chase & Co.,
1.05%, 11/19/2026(h)	60,000	58,299
4.25%, 10/01/2027	75,000	74,544
2.18%, 06/01/2028(h)	75,000	70,727
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026(c)	750,000	758,233
Lloyds Banking Group PLC (United Kingdom),
3.75%, 01/11/2027	230,000	225,864
5.46%, 01/05/2028(h)	500,000	504,851
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.29%, 07/25/2027	60,000	58,287
Mizuho Financial Group, Inc. (Japan),
3.17%, 09/11/2027	230,000	221,574
5.67%, 05/27/2029(h)	920,000	939,566
5.78%, 07/06/2029(h)	200,000	205,129
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	250,000	255,444
4.95%, 01/14/2028(h)	1,000,000	1,003,454
Principal Amount		Value
Diversified Banks–(continued)
National Australia Bank Ltd. (Australia),
4.94%, 01/12/2028	$250,000	$252,538
4.79%, 01/10/2029	800,000	804,391
NatWest Group PLC (United Kingdom),
5.85%, 03/02/2027(h)	230,000	232,513
5.52%, 09/30/2028(h)	230,000	233,284
Royal Bank of Canada (Canada), 4.65%, 01/27/2026	125,000	124,942
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.40%, 09/17/2026	460,000	437,084
3.35%, 10/18/2027	230,000	222,587
Toronto-Dominion Bank (The) (Canada),
5.16%, 01/10/2028	100,000	101,024
5.52%, 07/17/2028	230,000	234,829
U.S. Bancorp,
6.79%, 10/26/2027(h)	230,000	237,574
4.55%, 07/22/2028(h)	150,000	149,117
5.78%, 06/12/2029(c)(h)	500,000	513,025
UBS AG (Switzerland), 5.00%, 07/09/2027	400,000	403,269
Wells Fargo & Co.,
2.19%, 04/30/2026(h)	150,000	149,054
3.53%, 03/24/2028(h)	160,000	155,619
4.81%, 07/25/2028(h)	100,000	99,792
6.30%, 10/23/2029(h)	100,000	104,423
Westpac Banking Corp. (Australia),
2.70%, 08/19/2026	460,000	448,461
3.40%, 01/25/2028	105,000	101,656
1.95%, 11/20/2028(c)	400,000	362,676
		17,630,499
Diversified Capital Markets–0.06%
Deutsche Bank AG (Germany), 2.13%, 11/24/2026(h)	610,000	596,598
Diversified Chemicals–0.09%
Chemours Co. (The),
5.38%, 05/15/2027	287,000	281,426
5.75%, 11/15/2028(f)	213,000	202,313
INEOS Finance PLC (Luxembourg), 6.75%, 05/15/2028(f)	336,000	338,950
		822,689
Diversified Financial Services–0.41%
Block Financial LLC, 2.50%, 07/15/2028(c)	380,000	348,242
Corebridge Financial, Inc., 3.65%, 04/05/2027	130,000	126,740
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(f)	430,000	482,504
GGAM Finance Ltd. (Ireland), 8.00%, 02/15/2027(f)	280,000	289,334
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(c)(f)	466,000	441,746
Midcap Financial Issuer Trust,
6.50%, 05/01/2028(f)	615,000	605,454
5.63%, 01/15/2030(f)	285,000	266,461
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(c)(f)	500,000	501,176
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/06/2031(f)	$700,000	$597,305
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(f)	250,000	248,686
		3,907,648
Diversified Metals & Mining–0.13%
BHP Billiton Finance (USA) Ltd. (Australia), 6.42%, 03/01/2026	230,000	234,624
Mineral Resources Ltd. (Australia),
8.00%, 11/01/2027(c)(f)	550,000	564,075
9.25%, 10/01/2028(c)(f)	450,000	476,503
		1,275,202
Diversified Real Estate Activities–0.00%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(f)	4,000	4,011
Diversified REITs–0.11%
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(c)(f)	469,000	436,273
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, 06/15/2025(f)	630,000	629,871
		1,066,144
Diversified Support Services–0.13%
Neptune Bidco US, Inc., 9.29%, 04/15/2029(c)(f)	963,000	821,688
Sabre GLBL, Inc., 8.63%, 06/01/2027(c)(f)	364,000	366,233
		1,187,921
Drug Retail–0.10%
Walgreens Boots Alliance, Inc.,
3.45%, 06/01/2026	780,000	759,900
8.13%, 08/15/2029	200,000	202,336
		962,236
Education Services–0.06%
Grand Canyon University, 5.13%, 10/01/2028(c)	630,000	597,860
Electric Utilities–0.55%
Alabama Power Co., 3.75%, 09/01/2027	460,000	450,899
Edison International,
4.13%, 03/15/2028	100,000	92,922
5.25%, 11/15/2028(c)	490,000	463,863
8.13%, 06/15/2053(c)(h)	350,000	332,731
7.88%, 06/15/2054(c)(h)	450,000	421,103
Entergy Louisiana LLC, 2.40%, 10/01/2026	230,000	222,035
Eversource Energy, 5.95%, 02/01/2029	100,000	103,065
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	230,000	224,735
Fortis, Inc. (Canada), 3.06%, 10/04/2026	190,000	184,604
Principal Amount		Value
Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp., 1.00%, 06/15/2026	$18,000	$17,148
Pacific Gas and Electric Co.,
3.30%, 12/01/2027	300,000	283,731
3.00%, 06/15/2028	85,000	78,674
6.10%, 01/15/2029	230,000	233,362
Public Service Co. of Colorado, 3.70%, 06/15/2028(c)	690,000	667,821
System Energy Resources, Inc., 6.00%, 04/15/2028	150,000	154,688
Vistra Operations Co. LLC, 5.00%, 07/31/2027(f)	200,000	197,332
Xcel Energy, Inc., 3.35%, 12/01/2026	150,000	146,172
XPLR Infrastructure Operating Partners L.P.,
3.88%, 10/15/2026(f)	800,000	766,755
4.50%, 09/15/2027(f)	125,000	118,714
		5,160,354
Electrical Components & Equipment–0.14%
Atkore, Inc., 4.25%, 06/01/2031(f)	420,000	377,059
Emerson Electric Co., 1.80%, 10/15/2027	80,000	74,649
EnerSys, 4.38%, 12/15/2027(f)	600,000	580,036
Regal Rexnord Corp., 6.05%, 02/15/2026	250,000	252,186
		1,283,930
Electronic Manufacturing Services–0.05%
Jabil, Inc., 1.70%, 04/15/2026	460,000	443,356
Environmental & Facilities Services–0.08%
Enviri Corp., 5.75%, 07/31/2027(f)	763,000	741,187
Fertilizers & Agricultural Chemicals–0.09%
Consolidated Energy Finance S.A. (Switzerland),
5.63%, 10/15/2028(f)	559,000	498,005
12.00%, 02/15/2031(f)	300,000	309,123
		807,128
Financial Exchanges & Data–0.12%
Coinbase Global, Inc., 3.38%, 10/01/2028(f)	505,000	457,152
Intercontinental Exchange, Inc., 4.00%, 09/15/2027	460,000	453,481
S&P Global, Inc.,
2.45%, 03/01/2027	65,000	62,296
2.70%, 03/01/2029	200,000	184,942
		1,157,871
Food Distributors–0.06%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(f)	707,000	607,199
Food Retail–0.07%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(f)	640,000	629,117
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Gas Utilities–0.09%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.88%, 08/20/2026	$316,000	$313,977
9.38%, 06/01/2028(c)(f)	440,000	436,876
Southwest Gas Corp., 5.45%, 03/23/2028	80,000	81,290
		832,143
Health Care Distributors–0.08%
Cencora, Inc., 3.45%, 12/15/2027	500,000	483,245
Owens & Minor, Inc., 6.63%, 04/01/2030(f)	300,000	289,115
		772,360
Health Care Equipment–0.11%
Baxter International, Inc., 2.27%, 12/01/2028(c)	545,000	495,288
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(f)	280,000	283,553
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	230,000	231,686
		1,010,527
Health Care Facilities–0.10%
HCA, Inc., 5.63%, 09/01/2028	150,000	152,356
LifePoint Health, Inc.,
9.88%, 08/15/2030(f)	267,000	285,166
11.00%, 10/15/2030(f)	349,000	386,316
Universal Health Services, Inc., 1.65%, 09/01/2026	134,000	127,362
		951,200
Health Care REITs–0.11%
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027(c)	500,000	448,097
4.63%, 08/01/2029(c)	557,000	426,023
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	120,000	120,272
		994,392
Health Care Services–0.37%
CommonSpirit Health, 6.07%, 11/01/2027	460,000	474,485
Community Health Systems, Inc.,
5.63%, 03/15/2027(f)	597,000	580,178
5.25%, 05/15/2030(f)	636,000	542,725
CVS Health Corp.,
2.88%, 06/01/2026	230,000	224,067
4.30%, 03/25/2028(c)	500,000	488,363
6.75%, 12/10/2054(h)	300,000	297,357
7.00%, 03/10/2055(h)	500,000	506,281
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(f)	400,000	380,688
		3,494,144
Health Care Supplies–0.07%
Embecta Corp., 5.00%, 02/15/2030(c)(f)	700,000	651,440
Principal Amount		Value
Health Care Technology–0.09%
athenahealth Group, Inc., 6.50%, 02/15/2030(f)	$858,000	$830,758
Home Furnishings–0.07%
Tempur Sealy International, Inc., 3.88%, 10/15/2031(c)(f)	767,000	674,239
Home Improvement Retail–0.06%
Home Depot, Inc. (The), 2.50%, 04/15/2027	80,000	76,769
Lowe’s Cos., Inc., 4.80%, 04/01/2026(c)	474,000	475,081
		551,850
Homebuilding–0.20%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	305,000	303,234
Installed Building Products, Inc., 5.75%, 02/01/2028(f)	300,000	296,085
Lennar Corp., 4.75%, 11/29/2027	60,000	59,941
LGI Homes, Inc., 4.00%, 07/15/2029(c)(f)	508,000	461,802
Taylor Morrison Communities, Inc.,
5.88%, 06/15/2027(f)	640,000	646,003
5.75%, 01/15/2028(f)	100,000	100,534
		1,867,599
Hotel & Resort REITs–0.07%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	50,000	49,768
Service Properties Trust,
4.95%, 02/15/2027	197,000	190,580
4.95%, 10/01/2029	505,000	417,937
		658,285
Hotels, Resorts & Cruise Lines–0.10%
Booking Holdings, Inc., 3.55%, 03/15/2028	50,000	48,477
Carnival Corp., 6.65%, 01/15/2028	200,000	205,429
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(c)(f)	540,000	532,934
Studio City Co. Ltd. (Macau), 7.00%, 02/15/2027(f)	200,000	201,852
		988,692
Housewares & Specialties–0.10%
Newell Brands, Inc.,
6.38%, 09/15/2027(c)	456,000	465,595
6.63%, 09/15/2029	436,000	448,070
		913,665
Human Resource & Employment Services–0.09%
AMN Healthcare, Inc., 4.00%, 04/15/2029(c)(f)	915,000	834,610
Independent Power Producers & Energy Traders–0.07%
AES Corp. (The),
5.45%, 06/01/2028	80,000	80,656
6.95%, 07/15/2055(h)	300,000	293,898
Calpine Corp., 4.50%, 02/15/2028(f)	300,000	291,327
		665,881
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Industrial Machinery & Supplies & Components–0.01%
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	$80,000	$78,949
Insurance Brokers–0.09%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(f)	349,000	347,712
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(f)	400,000	412,130
Willis North America, Inc., 4.65%, 06/15/2027	75,000	74,643
		834,485
Integrated Oil & Gas–0.10%
Chevron USA, Inc., 1.02%, 08/12/2027	100,000	92,073
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(f)	765,000	803,112
Exxon Mobil Corp., 3.29%, 03/19/2027	50,000	49,083
		944,268
Integrated Telecommunication Services–0.20%
Altice France S.A. (France),
8.13%, 02/01/2027(f)	353,000	296,632
5.13%, 07/15/2029(f)	551,000	439,047
5.50%, 10/15/2029(f)	200,000	159,304
British Telecommunications PLC (United Kingdom), 5.13%, 12/04/2028	400,000	402,166
CommScope LLC, 6.00%, 03/01/2026(f)	329,000	329,000
Consolidated Communications, Inc., 6.50%, 10/01/2028(f)	292,000	285,559
		1,911,708
Interactive Home Entertainment–0.02%
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(f)	181,000	178,002
Interactive Media & Services–0.06%
Baidu, Inc. (China), 4.38%, 03/29/2028	300,000	295,928
Nexstar Media, Inc., 5.63%, 07/15/2027(f)	268,000	264,495
		560,423
Internet Services & Infrastructure–0.09%
Arches Buyer, Inc., 4.25%, 06/01/2028(c)(f)	650,000	607,905
Cogent Communications Group, Inc., 3.50%, 05/01/2026(f)	261,000	255,137
		863,042
Investment Banking & Brokerage–0.41%
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	400,000	390,702
Charles Schwab Corp. (The), 6.20%, 11/17/2029(c)(h)	500,000	523,521
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	$125,000	$123,009
1.54%, 09/10/2027(h)	140,000	132,891
1.95%, 10/21/2027(h)	375,000	357,176
3.62%, 03/15/2028(h)	105,000	102,413
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	700,000	679,092
Morgan Stanley,
3.63%, 01/20/2027	130,000	127,894
1.59%, 05/04/2027(h)	110,000	105,796
6.30%, 10/18/2028(h)	600,000	622,073
6.41%, 11/01/2029(h)	460,000	481,967
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	191,131
		3,837,665
IT Consulting & Other Services–0.29%
Conduent Business Services LLC/ Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(f)	193,000	185,575
EquipmentShare.com, Inc., 9.00%, 05/15/2028(f)	617,000	651,000
International Business Machines Corp.,
3.45%, 02/19/2026	150,000	148,356
3.30%, 05/15/2026	100,000	98,437
Kyndryl Holdings, Inc.,
2.05%, 10/15/2026	200,000	190,840
2.70%, 10/15/2028(c)	920,000	846,586
Unisys Corp., 6.88%, 11/01/2027(c)(f)	580,000	574,375
		2,695,169
Leisure Products–0.02%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(f)	200,000	205,498
Life & Health Insurance–0.15%
Brighthouse Financial, Inc., 3.70%, 06/22/2027	460,000	447,151
Genworth Holdings, Inc., 6.50%, 06/15/2034	640,000	617,456
Globe Life, Inc., 4.55%, 09/15/2028(c)	400,000	396,516
		1,461,123
Life Sciences Tools & Services–0.07%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(f)	260,000	261,346
IQVIA, Inc., 5.00%, 05/15/2027(f)	419,000	415,330
		676,676
Managed Health Care–0.01%
Centene Corp., 2.45%, 07/15/2028	60,000	54,378
Marine Transportation–0.09%
NCL Corp. Ltd., 5.88%, 02/15/2027(f)	634,000	637,305
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(f)	276,000	254,792
		892,097
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Metal, Glass & Plastic Containers–0.08%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(f)	$143,000	$126,219
LABL, Inc., 5.88%, 11/01/2028(f)	266,000	235,837
OI European Group B.V., 4.75%, 02/15/2030(f)	480,000	436,660
		798,716
Mortgage REITs–0.02%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(f)	200,000	194,709
Movies & Entertainment–0.14%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(f)	326,000	331,660
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(f)	617,000	650,042
TWDC Enterprises 18 Corp.,
1.85%, 07/30/2026	200,000	192,507
2.95%, 06/15/2027	200,000	193,497
		1,367,706
Multi-Family Residential REITs–0.05%
Mid-America Apartments L.P., 3.60%, 06/01/2027	460,000	449,189
Multi-line Insurance–0.04%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(f)	280,000	289,683
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	94,000	95,164
		384,847
Multi-Utilities–0.26%
AEP Texas, Inc., 3.95%, 06/01/2028	700,000	679,192
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(h)	900,000	859,588
Sempra, 3.25%, 06/15/2027	920,000	887,256
		2,426,036
Office REITs–0.06%
Boston Properties L.P., 4.50%, 12/01/2028	100,000	97,503
Highwoods Realty L.P., 4.20%, 04/15/2029	260,000	247,617
Office Properties Income Trust, 9.00%, 09/30/2029(f)	300,000	251,994
		597,114
Office Services & Supplies–0.20%
ACCO Brands Corp., 4.25%, 03/15/2029(c)(f)	870,000	804,829
Pitney Bowes, Inc.,
6.88%, 03/15/2027(c)(f)	378,000	379,961
7.25%, 03/15/2029(f)	350,000	352,127
Steelcase, Inc., 5.13%, 01/18/2029	353,000	340,681
		1,877,598
Principal Amount		Value
Oil & Gas Drilling–0.17%
Nabors Industries, Inc.,
7.38%, 05/15/2027(f)	$290,000	$292,901
9.13%, 01/31/2030(c)(f)	483,000	501,791
Noble Finance II LLC, 8.00%, 04/15/2030(f)	400,000	407,311
Rockies Express Pipeline LLC, 7.50%, 07/15/2038(f)	366,000	366,416
		1,568,419
Oil & Gas Equipment & Services–0.10%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	155,000	149,788
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(f)	540,000	562,437
TGS ASA (Norway), 8.50%, 01/15/2030(f)	260,000	269,302
		981,527
Oil & Gas Exploration & Production–0.46%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(f)	605,000	623,778
California Resources Corp., 8.25%, 06/15/2029(f)	310,000	318,946
Civitas Resources, Inc., 5.00%, 10/15/2026(f)	297,000	295,617
Comstock Resources, Inc.,
6.75%, 03/01/2029(c)(f)	500,000	491,141
5.88%, 01/15/2030(c)(f)	549,000	519,976
Crescent Energy Finance LLC, 7.63%, 04/01/2032(f)	300,000	302,317
Devon Energy Corp., 5.25%, 10/15/2027	75,000	75,116
Hilcorp Energy I L.P./Hilcorp Finance Co.,
8.38%, 11/01/2033(f)	790,000	825,108
6.88%, 05/15/2034(f)	400,000	386,115
Pioneer Natural Resources Co., 1.13%, 01/15/2026	230,000	223,084
SM Energy Co., 6.75%, 08/01/2029(c)(f)	300,000	300,371
		4,361,569
Oil & Gas Refining & Marketing–0.13%
NuStar Logistics L.P.,
6.00%, 06/01/2026	422,000	424,759
5.63%, 04/28/2027(c)	555,000	555,593
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(f)	260,000	260,281
		1,240,633
Oil & Gas Storage & Transportation–0.50%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	125,000	125,736
Enbridge, Inc. (Canada), 4.25%, 12/01/2026	230,000	228,177
Energy Transfer L.P.,
4.40%, 03/15/2027	60,000	59,540
5.50%, 06/01/2027	50,000	50,645
4.95%, 06/15/2028	230,000	230,230
ITT Holdings LLC, 6.50%, 08/01/2029(f)	417,000	390,087
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
New Fortress Energy, Inc., 6.50%, 09/30/2026(c)(f)	$617,000	$602,106
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(f)	200,000	205,390
8.38%, 02/15/2032(f)	670,000	689,708
ONEOK, Inc., 5.65%, 11/01/2028	100,000	102,210
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(f)	200,000	199,198
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	300,000	294,334
Venture Global LNG, Inc.,
8.38%, 06/01/2031(f)	746,000	785,602
9.88%, 02/01/2032(c)(f)	712,000	784,232
		4,747,195
Other Specialized REITs–0.03%
EPR Properties, 4.75%, 12/15/2026	75,000	74,371
Iron Mountain, Inc., 4.88%, 09/15/2027(f)	168,000	164,998
		239,369
Other Specialty Retail–0.16%
Bath & Body Works, Inc., 6.69%, 01/15/2027	490,000	501,440
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 02/15/2028(f)	452,000	433,664
7.75%, 02/15/2029(c)(f)	372,000	371,197
Victra Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(f)	247,000	248,517
		1,554,818
Packaged Foods & Meats–0.10%
Conagra Brands, Inc., 1.38%, 11/01/2027	300,000	273,289
McCormick & Co., Inc., 3.40%, 08/15/2027	230,000	223,297
TKC Holdings, Inc., 6.88%, 05/15/2028(c)(f)	330,000	329,213
Tyson Foods, Inc., 4.00%, 03/01/2026	127,000	126,142
		951,941
Paper & Plastic Packaging Products & Materials–0.10%
Berry Global, Inc., 1.57%, 01/15/2026	80,000	77,527
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(f)	205,000	209,045
Sealed Air Corp.,
6.13%, 02/01/2028(f)	184,000	185,819
6.88%, 07/15/2033(c)(f)	430,000	452,041
		924,432
Paper Products–0.07%
Domtar Corp., 6.75%, 10/01/2028(f)	699,000	645,881
Passenger Airlines–0.31%
Air Canada (Canada), 3.88%, 08/15/2026(c)(f)	400,000	390,213
Principal Amount		Value
Passenger Airlines–(continued)
Air Canada Pass-Through Trust (Canada), Series 2020-1, Class C, 10.50%, 07/15/2026(f)	$53,000	$56,511
Allegiant Travel Co., 7.25%, 08/15/2027(f)	410,000	414,127
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(f)	434,000	433,316
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(c)(f)	300,000	317,365
Southwest Airlines Co.,
3.00%, 11/15/2026	380,000	368,907
3.45%, 11/16/2027	125,000	120,520
United AirLines, Inc., 4.38%, 04/15/2026(f)	799,000	788,005
		2,888,964
Pharmaceuticals–0.34%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	920,000	898,665
Bristol-Myers Squibb Co.,
3.45%, 11/15/2027	230,000	224,039
3.90%, 02/20/2028(c)	1,150,000	1,129,298
Cheplapharm Arzneimittel GmbH (Germany), 5.50%, 01/15/2028(f)	400,000	354,603
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 6.75%, 05/15/2034(c)(f)	400,000	402,352
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	134,000	132,096
Viatris, Inc., 2.30%, 06/22/2027	85,000	79,966
		3,221,019
Property & Casualty Insurance–0.05%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	75,000	74,656
Hanover Insurance Group, Inc. (The), 4.50%, 04/15/2026	230,000	228,992
Loews Corp., 3.75%, 04/01/2026	190,000	188,199
		491,847
Rail Transportation–0.02%
CSX Corp., 3.25%, 06/01/2027	230,000	223,536
Real Estate Development–0.04%
Forestar Group, Inc., 3.85%, 05/15/2026(f)	388,000	379,332
Real Estate Services–0.14%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(c)(f)	614,254	564,174
Newmark Group, Inc., 7.50%, 01/12/2029	745,000	785,624
		1,349,798
Regional Banks–0.29%
M&T Bank Corp., 7.41%, 10/30/2029(c)(h)	500,000	537,355
Santander Holdings USA, Inc.,
2.49%, 01/06/2028(h)	100,000	95,323
6.50%, 03/09/2029(c)(h)	380,000	392,872
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Regional Banks–(continued)
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(h)	$400,000	$405,811
Truist Bank, 3.30%, 05/15/2026	920,000	902,636
Truist Financial Corp., 4.87%, 01/26/2029(h)	100,000	99,816
Veritiv Operating Co., 10.50%, 11/30/2030(f)	235,000	255,689
		2,689,502
Reinsurance–0.12%
Axis Specialty Finance PLC, 4.00%, 12/06/2027	200,000	194,625
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(f)(h)	992,000	957,627
		1,152,252
Research & Consulting Services–0.02%
KBR, Inc., 4.75%, 09/30/2028(f)	200,000	190,381
Restaurants–0.05%
Darden Restaurants, Inc., 3.85%, 05/01/2027(c)	460,000	451,248
Retail REITs–0.18%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC,
5.75%, 05/15/2026(c)(f)	438,000	434,849
4.50%, 04/01/2027(c)(f)	321,000	308,846
Kite Realty Group L.P., 4.00%, 10/01/2026(c)	400,000	395,249
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(c)(f)	450,000	420,982
Realty Income Corp., 4.88%, 06/01/2026	80,000	80,216
Simon Property Group L.P., 3.30%, 01/15/2026	64,000	63,247
		1,703,389
Security & Alarm Services–0.12%
CoreCivic, Inc.,
4.75%, 10/15/2027	327,000	318,906
8.25%, 04/15/2029(c)	280,000	296,305
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(f)	514,000	515,647
		1,130,858
Semiconductors–0.14%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(f)	279,000	277,249
Intel Corp.,
3.15%, 05/11/2027	230,000	221,359
3.75%, 08/05/2027(c)	300,000	291,983
Skyworks Solutions, Inc., 1.80%, 06/01/2026	600,000	574,995
		1,365,586
Single-Family Residential REITs–0.02%
Tanger Properties L.P., 3.13%, 09/01/2026	230,000	223,663
Principal Amount		Value
Soft Drinks & Non-alcoholic Beverages–0.09%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026	$250,000	$242,032
PepsiCo Singapore Financing I Pte. Ltd., 4.65%, 02/16/2027	600,000	602,718
		844,750
Specialized Consumer Services–0.04%
Sotheby’s, 7.38%, 10/15/2027(c)(f)	430,000	425,343
Specialized Finance–0.02%
Blackstone Private Credit Fund, 3.25%, 03/15/2027	235,000	225,263
Specialty Chemicals–0.16%
Celanese US Holdings LLC, 6.42%, 07/15/2027(c)	460,000	468,802
PPG Industries, Inc., 1.20%, 03/15/2026	67,000	64,504
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(f)	582,000	577,902
WR Grace Holdings LLC, 5.63%, 08/15/2029(f)	400,000	374,233
		1,485,441
Steel–0.20%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026	264,000	263,083
Cleveland-Cliffs, Inc.,
6.75%, 04/15/2030(f)	269,000	268,089
4.88%, 03/01/2031(c)(f)	400,000	362,701
7.00%, 03/15/2032(c)(f)	610,000	609,268
Nucor Corp., 3.95%, 05/01/2028	100,000	97,792
SunCoke Energy, Inc., 4.88%, 06/30/2029(f)	300,000	276,906
		1,877,839
Systems Software–0.08%
Gen Digital, Inc., 6.75%, 09/30/2027(f)	294,000	299,147
McAfee Corp., 7.38%, 02/15/2030(f)	310,000	305,706
VMware LLC, 4.65%, 05/15/2027	130,000	129,729
		734,582
Technology Distributors–0.03%
Avnet, Inc.,
4.63%, 04/15/2026	75,000	74,751
6.25%, 03/15/2028	230,000	237,226
		311,977
Technology Hardware, Storage & Peripherals–0.20%
Apple, Inc.,
3.25%, 02/23/2026	150,000	148,429
2.05%, 09/11/2026	750,000	723,991
3.20%, 05/11/2027	135,000	131,678
Western Digital Corp., 4.75%, 02/15/2026	438,000	435,715
Xerox Holdings Corp., 5.50%, 08/15/2028(c)(f)	483,000	412,309
		1,852,122
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Telecom Tower REITs–0.21%
American Tower Corp.,
3.65%, 03/15/2027(c)		$305,000	$298,068
3.55%, 07/15/2027		105,000	102,097
Crown Castle, Inc.,
3.65%, 09/01/2027		230,000	223,276
4.80%, 09/01/2028(c)		460,000	457,224
4.30%, 02/15/2029		400,000	388,795
SBA Communications Corp., 3.88%, 02/15/2027(c)		481,000	465,757
			1,935,217
Tires & Rubber–0.05%
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)		465,000	456,598
Tobacco–0.12%
Altria Group, Inc., 4.40%, 02/14/2026		134,000	133,606
B.A.T. Capital Corp. (United Kingdom), 3.22%, 09/06/2026		134,000	130,881
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026		460,000	444,604
Philip Morris International, Inc.,
4.88%, 02/15/2028		160,000	160,885
3.13%, 03/02/2028		230,000	219,985
			1,089,961
Trading Companies & Distributors–0.07%
Air Lease Corp., 4.63%, 10/01/2028		90,000	88,970
Herc Holdings, Inc., 5.50%, 07/15/2027(c)(f)		620,000	618,169
			707,139
Transaction & Payment Processing Services–0.12%
Block, Inc., 2.75%, 06/01/2026		276,000	269,076
Global Payments, Inc., 2.15%, 01/15/2027		110,000	104,679
NCR Atleos Corp., 9.50%, 04/01/2029(f)		615,000	670,478
Western Union Co. (The), 1.35%, 03/15/2026		75,000	72,073
			1,116,306
Water Utilities–0.08%
United Utilities PLC (United Kingdom), 6.88%, 08/15/2028		700,000	739,768
Wireless Telecommunication Services–0.06%
Sprint Capital Corp., 6.88%, 11/15/2028		70,000	74,313
VMED 02 UK Financing I PLC (United Kingdom), 7.75%, 04/15/2032(f)		520,000	527,759
			602,072
Total U.S. Dollar Denominated Bonds & Notes (Cost $177,676,186)			179,991,381
Non-U.S. Dollar Denominated Bonds & Notes–3.62%(i)
Advertising–0.01%
MMS USA Holdings, Inc. (France), 1.25%, 06/13/2028(f)	EUR	100,000	98,335
	Principal Amount		Value
Agricultural & Farm Machinery–0.03%
CNH Industrial Finance Europe S.A., 1.63%, 07/03/2029(f)	EUR	330,000	$321,820
Alternative Carriers–0.01%
Chorus Ltd. (New Zealand), 3.63%, 09/07/2029	EUR	100,000	105,869
Apparel, Accessories & Luxury Goods–0.01%
PVH Corp., 3.13%, 12/15/2027(f)	EUR	100,000	103,505
Application Software–0.04%
Dassault Systemes SE (France), 0.13%, 09/16/2026(f)	EUR	400,000	398,058
Automobile Manufacturers–0.20%
American Honda Finance Corp., 0.30%, 07/07/2028	EUR	480,000	453,682
Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(f)	EUR	560,000	577,071
RCI Banque S.A. (France),
1.75%, 04/10/2026(f)	EUR	180,000	184,225
3.88%, 01/12/2029(f)	EUR	200,000	211,945
Volkswagen Financial Services AG (Germany),
0.13%, 02/12/2027(f)	EUR	90,000	88,507
2.25%, 10/01/2027(f)	EUR	49,000	50,012
Volkswagen Leasing GmbH (Germany),
0.38%, 07/20/2026(f)	EUR	85,000	85,117
4.63%, 03/25/2029(f)	EUR	200,000	218,557
			1,869,116
Automotive Parts & Equipment–0.02%
Daimler Truck International Finance B.V. (Germany), 3.88%, 06/19/2029(f)	EUR	200,000	215,121
Automotive Retail–0.01%
Leasys S.p.A. (Italy), 4.63%, 02/16/2027(f)	EUR	110,000	117,843
Brewers–0.04%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.00%, 03/17/2028(f)	EUR	100,000	102,001
Carlsberg Breweries A/S (Denmark),
3.50%, 11/26/2026(f)	EUR	110,000	115,745
0.88%, 07/01/2029(f)	EUR	110,000	104,336
			322,082
Broadcasting–0.02%
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(f)	EUR	200,000	206,747
Building Products–0.02%
Holcim Finance (Luxembourg) S.A. (Switzerland), 0.50%, 11/29/2026(f)	EUR	200,000	199,739
Cable & Satellite–0.05%
Discovery Communications LLC, 1.90%, 03/19/2027	EUR	110,000	110,845
SES S.A. (Luxembourg),
1.63%, 03/22/2026(f)	EUR	120,000	122,401
3.50%, 01/14/2029(f)	EUR	200,000	200,837
			434,083
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Commercial & Residential Mortgage Finance–0.05%
Aareal Bank AG (Germany), 0.50%, 04/07/2027(f)	EUR	100,000	$98,659
Berlin Hyp AG (Germany),
0.38%, 01/25/2027(f)	EUR	300,000	298,779
0.50%, 11/05/2029(f)	EUR	100,000	92,721
			490,159
Construction Machinery & Heavy Transportation Equipment– 0.03%
Knorr-Bremse AG (Germany), 3.25%, 09/21/2027(f)	EUR	300,000	314,912
Construction Materials–0.02%
Danfoss Finance I B.V. (Denmark), 0.38%, 10/28/2028(f)	EUR	100,000	94,416
Heidelberg Materials Finance (Luxembourg) S.A. (Germany), 1.63%, 04/07/2026(f)	EUR	60,000	61,567
			155,983
Consumer Electronics–0.04%
Whirlpool Finance (Luxembourg) S.a.r.l., 1.10%, 11/09/2027	EUR	340,000	331,979
Consumer Finance–0.05%
General Motors Financial Co., Inc., 0.65%, 09/07/2028(f)	EUR	480,000	457,757
Diversified Banks–0.98%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 0.20%, 09/23/2027(f)	EUR	230,000	223,884
ASB Bank Ltd. (New Zealand), 0.25%, 09/08/2028(f)	EUR	200,000	189,476
Banco BPM S.p.A. (Italy), 4.63%, 11/29/2027(f)	EUR	300,000	326,099
Banco Santander S.A. (Spain), 3.88%, 04/22/2029(f)	EUR	200,000	213,821
Bank of America Corp., 0.58%, 08/24/2028(f)(h)	EUR	230,000	225,411
Bankinter S.A. (Spain), 0.88%, 07/08/2026(f)	EUR	100,000	101,124
Banque Federative du Credit Mutuel S.A. (France),
2.13%, 09/12/2026(f)	EUR	200,000	205,347
1.63%, 11/15/2027(f)	EUR	200,000	199,884
3.88%, 01/26/2028(f)	EUR	300,000	320,182
4.13%, 03/13/2029(f)	EUR	100,000	108,300
2.63%, 11/06/2029(f)	EUR	200,000	203,014
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG (Austria), 0.38%, 09/03/2027(f)	EUR	200,000	193,607
BNP Paribas S.A. (France),
2.88%, 10/01/2026(f)	EUR	100,000	103,737
0.25%, 04/13/2027(f)(h)	EUR	100,000	100,697
0.50%, 02/19/2028(f)(h)	EUR	300,000	296,926
1.50%, 05/25/2028(f)	EUR	220,000	220,180
Ceska sporitelna A.S. (Czech Republic), 5.94%, 06/29/2027(f)(h)	EUR	300,000	323,069
Credit Agricole S.A. (France), 1.13%, 02/24/2029(f)	EUR	200,000	194,733
	Principal Amount		Value
Diversified Banks–(continued)
Hamburg Commercial Bank AG (Germany),
4.88%, 03/30/2027(f)	EUR	220,000	$236,367
4.75%, 05/02/2029(f)	EUR	200,000	219,200
ING Groep N.V. (Netherlands), 2.00%, 09/20/2028(f)	EUR	200,000	201,404
Lloyds Bank Corporate Markets PLC (United Kingdom), 4.13%, 05/30/2027(f)	EUR	200,000	214,346
NatWest Group PLC (United Kingdom),
4.07%, 09/06/2028(f)(h)	EUR	200,000	213,651
0.67%, 09/14/2029(f)(h)	EUR	100,000	95,872
NIBC Bank N.V. (Netherlands), 0.25%, 09/09/2026(f)	EUR	100,000	99,577
Nordea Bank Abp (Finland), 3.38%, 06/11/2029(f)	EUR	110,000	116,765
OP Corporate Bank PLC (Finland), 0.60%, 01/18/2027	EUR	100,000	99,700
Raiffeisen Bank International AG (Austria), 5.75%, 01/27/2028(f)	EUR	200,000	223,569
Raiffeisen Schweiz Genossenschaft (Switzerland), 5.23%, 11/01/2027(f)	EUR	400,000	441,168
Skandinaviska Enskilda Banken AB (Sweden), 0.75%, 08/09/2027(f)	EUR	343,000	338,422
Societe Generale S.A. (France), 4.25%, 09/28/2026(f)	EUR	300,000	318,753
SpareBank 1 Oestlandet (Norway), 0.13%, 03/03/2028(f)	EUR	100,000	95,526
Standard Chartered PLC (United Kingdom),
0.90%, 07/02/2027(f)(h)	EUR	100,000	101,264
0.80%, 11/17/2029(f)(h)	EUR	480,000	458,466
Svenska Handelsbanken AB (Sweden), 0.13%, 11/03/2026(f)	EUR	110,000	109,330
Swedbank AB (Sweden),
0.25%, 11/02/2026(f)	EUR	110,000	109,751
0.30%, 05/20/2027(f)(h)	EUR	100,000	100,581
2.10%, 05/25/2027(f)	EUR	220,000	225,675
4.13%, 11/13/2028(f)	EUR	200,000	217,488
Virgin Money UK PLC (United Kingdom), 4.63%, 10/29/2028(f)(h)	EUR	300,000	324,932
Wells Fargo & Co., 1.38%, 10/26/2026(f)	EUR	390,000	395,955
Westpac Banking Corp. (Australia), 1.45%, 07/17/2028(f)	EUR	200,000	198,140
Westpac Securities NZ Ltd. (New Zealand), 0.43%, 12/14/2026(f)	EUR	340,000	338,398
			9,243,791
Diversified Capital Markets–0.25%
Deutsche Bank AG (Germany), 2.63%, 02/12/2026(f)	EUR	300,000	310,711
Macquarie Group Ltd. (Australia),
0.63%, 02/03/2027(f)	EUR	100,000	99,603
0.94%, 01/19/2029(f)	EUR	410,000	392,890
Santander Consumer Finance S.A. (Spain),
0.50%, 11/14/2026(f)	EUR	100,000	99,908
0.50%, 01/14/2027(f)	EUR	400,000	398,234
3.75%, 01/17/2029(f)	EUR	400,000	427,263
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Diversified Capital Markets–(continued)
UBS Group AG (Switzerland),
0.25%, 02/24/2028(f)	EUR	240,000	$230,529
0.25%, 11/05/2028(f)(h)	EUR	200,000	193,624
7.75%, 03/01/2029(f)(h)	EUR	200,000	236,381
			2,389,143
Diversified Chemicals–0.08%
BASF SE (Germany),
0.88%, 11/15/2027(f)	EUR	100,000	99,209
3.13%, 06/29/2028(f)	EUR	100,000	104,873
LANXESS AG (Germany), 1.75%, 03/22/2028(f)	EUR	500,000	495,035
			699,117
Diversified Financial Services–0.10%
Codere Group Topco (Spain),
0.00%(j)(k)	EUR	3,393	80,958
0.00%(j)(k)	EUR	5	0
JAB Holdings B.V. (Luxembourg),
1.00%, 12/20/2027(f)	EUR	200,000	196,932
Series 11Y, 2.50%, 06/25/2029(f)	EUR	100,000	101,661
NatWest Markets PLC (United Kingdom), 3.63%, 01/09/2029(f)	EUR	100,000	106,631
Nykredit Realkredit A/S (Denmark), 4.00%, 07/17/2028(f)	EUR	200,000	214,618
ORIX Corp. (Japan), 3.78%, 05/29/2029(f)	EUR	200,000	212,588
			913,388
Diversified Metals & Mining–0.01%
Glencore Capital Finance DAC (Australia), 0.75%, 03/01/2029(f)	EUR	110,000	104,334
Diversified REITs–0.02%
Icade S.A. (France), 1.75%, 06/10/2026(f)	EUR	200,000	204,346
Electric Utilities–0.12%
Acciona Energia Financiacion Filiales S.A. (Spain), 0.38%, 10/07/2027(f)	EUR	200,000	195,436
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(f)	EUR	100,000	101,153
Duke Energy Corp., 3.10%, 06/15/2028	EUR	110,000	114,458
EDP Finance B.V. (Portugal),
0.38%, 09/16/2026(f)	EUR	110,000	110,043
1.50%, 11/22/2027(f)	EUR	100,000	100,296
Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(f)	EUR	470,000	463,663
			1,085,049
Electronic Components–0.05%
Corning, Inc., 3.88%, 05/15/2026	EUR	420,000	440,939
Food Retail–0.01%
Alimentation Couche-Tard, Inc. (Canada), 1.88%, 05/06/2026(f)	EUR	100,000	102,693
	Principal Amount		Value
Gas Utilities–0.05%
APA Infrastructure Ltd. (Australia), 2.00%, 03/22/2027(f)	EUR	100,000	$101,823
Italgas S.p.A. (Italy), 1.63%, 01/19/2027(f)	EUR	100,000	101,803
Snam S.p.A. (Italy), 3.38%, 02/19/2028(f)	EUR	250,000	263,128
			466,754
Health Care Equipment–0.06%
Baxter International, Inc., 1.30%, 05/15/2029	EUR	110,000	105,762
Boston Scientific Corp., 0.63%, 12/01/2027	EUR	500,000	489,541
			595,303
Health Care Services–0.07%
Fresenius Finance Ireland PLC (Germany), 0.50%, 10/01/2028(f)	EUR	220,000	209,832
Fresenius Medical Care AG (Germany),
0.63%, 11/30/2026(f)	EUR	30,000	29,982
3.88%, 09/20/2027(f)	EUR	360,000	383,738
			623,552
Highways & Railtracks–0.01%
Autostrade per l’Italia S.p.A. (Italy), 2.00%, 12/04/2028(f)	EUR	100,000	99,620
Household Products–0.01%
Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	75,000	81,833
Human Resource & Employment Services–0.03%
Randstad N.V. (Netherlands), 3.61%, 03/12/2029(f)	EUR	220,000	231,985
Industrial Conglomerates–0.04%
Honeywell International, Inc., 2.25%, 02/22/2028	EUR	170,000	173,930
Smiths Group PLC (United Kingdom), 2.00%, 02/23/2027(f)	EUR	200,000	204,271
			378,201
Industrial Gases–0.01%
Linde PLC, 3.38%, 06/12/2029(f)	EUR	100,000	106,122
Industrial Machinery & Supplies & Components–0.04%
Highland Holdings S.a.r.l., 0.32%, 12/15/2026	EUR	270,000	267,744
Sandvik AB (Sweden), 0.38%, 11/25/2028(f)	EUR	110,000	103,891
			371,635
Integrated Oil & Gas–0.13%
BP Capital Markets PLC,
1.59%, 07/03/2028(f)	EUR	450,000	448,530
1.64%, 06/26/2029(f)	EUR	100,000	98,591
Eni S.p.A. (Italy),
1.25%, 05/18/2026(f)	EUR	100,000	101,913
1.50%, 01/17/2027(f)	EUR	421,000	427,649
Shell International Finance B.V., 2.50%, 03/24/2026	EUR	100,000	103,649
			1,180,332
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Investment Banking & Brokerage–0.02%
Goldman Sachs Group, Inc. (The), 0.25%, 01/26/2028(f)	EUR	72,000	$69,752
Morgan Stanley, 4.66%, 03/02/2029(h)	EUR	110,000	119,881
			189,633
IT Consulting & Other Services–0.04%
DXC Technology Co., 1.75%, 01/15/2026	EUR	200,000	205,441
International Business Machines Corp.,
1.25%, 01/29/2027	EUR	100,000	100,956
1.50%, 05/23/2029	EUR	110,000	108,101
			414,498
Life & Health Insurance–0.05%
Athene Global Funding, 0.37%, 09/10/2026(f)	EUR	300,000	299,289
New York Life Global Funding, 0.25%, 01/23/2027(f)	EUR	200,000	198,471
			497,760
Life Sciences Tools & Services–0.04%
Thermo Fisher Scientific, Inc., 0.50%, 03/01/2028	EUR	410,000	397,697
Mortgage REITs–0.02%
Citycon Treasury B.V. (Finland), 6.50%, 03/08/2029(f)	EUR	200,000	221,182
Multi-line Insurance–0.01%
Allianz Finance II B.V. (Germany), 0.00%, 11/22/2026(f)(k)	EUR	100,000	99,257
Multi-Sector Holdings–0.04%
Berkshire Hathaway, Inc.,
1.13%, 03/16/2027	EUR	100,000	100,604
2.15%, 03/15/2028	EUR	220,000	224,995
			325,599
Multi-Utilities–0.04%
Cadent Finance PLC (United Kingdom), 4.25%, 07/05/2029(f)	EUR	220,000	238,136
Veolia Environnement S.A. (France), 1.50%, 04/03/2029(f)	EUR	100,000	98,034
			336,170
Oil & Gas Exploration & Production–0.02%
Wintershall Dea Finance B.V. (Germany), 1.33%, 09/25/2028(f)	EUR	200,000	192,788
Oil & Gas Storage & Transportation–0.02%
Vier Gas Transport GmbH (Germany), 1.50%, 09/25/2028(f)	EUR	200,000	196,978
Packaged Foods & Meats–0.04%
JDE Peet’s N.V. (Netherlands), 0.63%, 02/09/2028(f)	EUR	350,000	338,382
Paper & Plastic Packaging Products & Materials–0.02%
Amcor UK Finance PLC (Australia), 1.13%, 06/23/2027	EUR	200,000	198,588
	Principal Amount		Value
Passenger Airlines–0.08%
Deutsche Lufthansa AG (Germany), 2.88%, 05/16/2027(f)	EUR	300,000	$309,973
easyJet FinCo B.V. (United Kingdom), 1.88%, 03/03/2028(f)	EUR	400,000	400,725
			710,698
Passenger Ground Transportation–0.01%
Motability Operations Group PLC (United Kingdom), 3.63%, 07/24/2029(f)	EUR	110,000	117,061
Personal Care Products–0.02%
Essity Capital B.V. (Sweden), 3.00%, 09/21/2026(f)	EUR	200,000	208,336
Pharmaceuticals–0.05%
Merck & Co., Inc., 1.88%, 10/15/2026	EUR	400,000	409,564
Merck Financial Services GmbH (Germany), 0.38%, 07/05/2027(f)	EUR	100,000	98,491
			508,055
Precious Metals & Minerals–0.01%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(f)	EUR	100,000	102,507
Rail Transportation–0.05%
Aurizon Network Pty. Ltd. (Australia), 3.13%, 06/01/2026(f)	EUR	207,000	215,787
Holding dInfrastructures de Transport S.A.S.U. (France), 2.50%, 05/04/2027(f)	EUR	200,000	205,529
			421,316
Real Estate Development–0.01%
Prologis International Funding II S.A. (Luxembourg), 0.88%, 07/09/2029(f)	EUR	125,000	117,901
Regional Banks–0.05%
Arbejdernes Landsbank A/S (Denmark), 4.88%, 03/14/2029(h)	EUR	100,000	106,912
Credit Mutuel Arkea S.A. (France),
0.88%, 05/07/2027(f)	EUR	100,000	99,692
0.38%, 10/03/2028(f)	EUR	100,000	95,064
Hamburger Sparkasse AG (Germany), 4.38%, 02/12/2029(f)	EUR	100,000	109,583
SpareBank 1 SMN (Norway), 0.01%, 02/18/2028(f)	EUR	100,000	95,387
			506,638
Renewable Electricity–0.02%
EP Infrastructure A.S. (Czech Republic), 1.70%, 07/30/2026(f)	EUR	110,000	110,836
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	102,624
			213,460
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Retail REITs–0.02%
Mercialys S.A. (France), 2.50%, 02/28/2029(f)	EUR	200,000	$202,635
Security & Alarm Services–0.02%
Securitas Treasury Ireland DAC (Sweden), 4.38%, 03/06/2029(f)	EUR	200,000	217,136
Soft Drinks & Non-alcoholic Beverages–0.03%
Coca-Cola Co. (The), 0.13%, 03/15/2029	EUR	220,000	205,513
Coca-Cola Europacific Partners PLC (United Kingdom), 0.20%, 12/02/2028(f)	EUR	110,000	103,529
			309,042
Specialized Finance–0.02%
Blackstone Property Partners Europe Holdings S.a.r.l. (Luxembourg), 1.75%, 03/12/2029(f)	EUR	200,000	193,060
Technology Hardware, Storage & Peripherals–0.01%
Apple, Inc., 1.63%, 11/10/2026	EUR	100,000	102,198
Telecom Tower REITs–0.05%
American Tower Corp., 1.95%, 05/22/2026	EUR	440,000	452,159
Tobacco–0.07%
B.A.T. International Finance PLC (United Kingdom), 3.13%, 03/06/2029(f)	EUR	525,000	546,547
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(f)	EUR	100,000	104,208
			650,755
	Principal Amount		Value
Transaction & Payment Processing Services–0.02%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	100,000	$101,061
Visa, Inc., 2.00%, 06/15/2029	EUR	110,000	111,115
			212,176
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $34,643,080)			34,114,910
	Shares
Money Market Funds–1.77%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(b)(l)		5,819,641	5,819,641
Invesco Treasury Portfolio, Institutional Class, 4.29%(b)(l)		10,815,628	10,815,628
Total Money Market Funds (Cost $16,635,269)			16,635,269
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.33% (Cost $934,522,125)			935,917,253
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.22%
Invesco Private Government Fund, 4.35%(b)(l)(m)		16,260,269	16,260,269
Invesco Private Prime Fund, 4.48%(b)(l)(m)		42,286,966	42,299,652
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,559,921)			58,559,921
TOTAL INVESTMENTS IN SECURITIES–105.55% (Cost $993,082,046)			994,477,174
OTHER ASSETS LESS LIABILITIES—(5.55)%			(52,333,564)
NET ASSETS–100.00%			$942,143,610
Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Invesco MSCI EAFE Income Advantage ETF	$100,905,437	$1,544,050	$-	$(1,024,952)	$-	$101,424,535	$2,427,216
Invesco QQQ Income Advantage ETF	102,492,900	-	(10,665,517)	4,370,570	124,067	96,322,020	2,612,989
Invesco S&P 500 Equal Weight Income Advantage ETF	245,070,600	4,907,230	(14,976,346)	(323,175)	419,196	235,097,505	5,613,810
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	4,328,801	18,565,827	(17,074,987)	-	-	5,819,641	95,423
Invesco Treasury Portfolio, Institutional Class	8,046,927	34,479,391	(31,710,690)	-	-	10,815,628	175,727
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$18,198,442	$26,034,067	$(27,972,240)	$-	$-	$16,260,269	$170,729*
Invesco Private Prime Fund	47,431,662	61,514,878	(66,646,888)	3,553	(3,553)	42,299,652	457,669*
Total	$526,474,769	$147,045,443	$(169,046,668)	$3,025,996	$539,710	$508,039,250	$11,553,563

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $116,340,711, which represented 12.35% of the Fund’s Net Assets.

(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Zero coupon bond issued at a discount.
(l)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	16	March-2025	$1,836,320	$(74,191)	$(74,191)
E-Mini S&P 500 Index	7	March-2025	2,123,538	(30,706)	(30,706)
EURO STOXX 50 Index	40	March-2025	2,195,554	145,502	145,502
FTSE 100 Index	14	March-2025	1,503,428	72,397	72,397
MSCI Emerging Markets Index	595	March-2025	32,439,400	(662,848)	(662,848)
Tokyo Stock Price Index	37	March-2025	6,658,306	124,281	124,281
Subtotal				(425,565)	(425,565)
Interest Rate Risk
U.S. Treasury 5 Year Notes	257	March-2025	27,342,391	(153,300)	(153,300)
U.S. Treasury 10 Year Notes	50	March-2025	5,442,187	(38,479)	(38,479)
U.S. Treasury Ultra Bonds	1	March-2025	118,469	(3,846)	(3,846)
Subtotal				(195,625)	(195,625)
Subtotal—Long Futures Contracts				(621,190)	(621,190)
Short Futures Contracts
Interest Rate Risk
Euro-Bobl	63	March-2025	(7,674,781)	120,816	120,816
Euro-Bund	56	March-2025	(7,698,673)	68,618	68,618
Euro-Schatz	232	March-2025	(25,707,901)	130,827	130,827
Long Gilt	17	March-2025	(1,955,433)	46,353	46,353
U.S. Treasury 2 Year Notes	26	March-2025	(5,346,250)	3,208	3,208
U.S. Treasury 10 Year Ultra Notes	3	March-2025	(334,125)	651	651
U.S. Treasury Long Bonds	28	March-2025	(3,189,375)	71,490	71,490
Subtotal—Short Futures Contracts				441,963	441,963
Total Futures Contracts				$(179,227)	$(179,227)

(a)	Futures contracts collateralized by $2,075,082 cash held with Goldman Sachs International, the futures commission merchant.

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/30/2025	Citibank, N.A.	EUR	17,628,000	USD	18,420,706	$56,193
04/30/2025	Royal Bank of Scotland PLC	EUR	16,000,000	USD	16,741,568	73,074
Subtotal—Appreciation						129,267
Currency Risk
04/30/2025	Barclays Bank PLC	USD	141,316	EUR	135,000	(675)
Total Forward Foreign Currency Contracts						$128,592

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 42, Version 1	Sell	5.00%	Quarterly	06/20/2029	2.770%	USD	2,510,000	$147,289	$208,772	$61,483

(a)	Swaps are collateralized by $223,208 cash held with Merrill Lynch International, the Counterparty.
(b)
Implied credit spreads represent the current level, as of January 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$448,509,210	$—	$—	$448,509,210
U.S. Treasury Securities	—	256,666,483	—	256,666,483
U.S. Dollar Denominated Bonds & Notes	—	179,991,381	—	179,991,381
Non-U.S. Dollar Denominated Bonds & Notes	—	34,033,952	80,958	34,114,910
Money Market Funds	16,635,269	58,559,921	—	75,195,190
Total Investments in Securities	465,144,479	529,251,737	80,958	994,477,174
Other Investments - Assets*
Investments Matured	—	—	0	0
Futures Contracts	784,143	—	—	784,143
Forward Foreign Currency Contracts	—	129,267	—	129,267
Swap Agreements	—	61,483	—	61,483
	784,143	190,750	0	974,893
Other Investments - Liabilities*
Futures Contracts	(963,370)	—	—	(963,370)
Forward Foreign Currency Contracts	—	(675)	—	(675)
	(963,370)	(675)	—	(964,045)
Total Other Investments	(179,227)	190,075	0	10,848
Total Investments	$464,965,252	$529,441,812	$80,958	$994,488,022

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Multi-Asset Income Fund